Income Taxes (Schedule of Reconciliation of Income Taxes at Statutory Rate and Tax Provision) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 28, 2012	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Income Tax Disclosure [Abstract]
Notional U.S. federal income taxes at the statutory rate		$ 44.3		$ 82.6		$ 85.1
Adjustments to reconcile to income tax provision:
U.S. state income tax provision, net		4.8		7.1		5.9
Rate difference between non-U.S. and U.S. jurisdictions		(2.2)	[1],[2]	(3.5)	[1],[2]	(16.8)	[1],[2]
Domestic manufacturing deduction		(2.5)		(3.0)
Valuation allowances, nonrecurring		3.4
Adjustments to accrued income tax liabilities and uncertain tax positions		8.6	[2]	1.2	[2]	(1.0)	[2]
Interest on accrued income tax liabilities and uncertain tax positions		4.7	[2]	1.1	[2]	1.9	[2]
Withholding tax, net		0.3		0.4		3.8
Credits, principally research	(2.3) [3]	(6.2)	[3]	(0.8)	[3]	(4.1)	[3]
Permanently nondeductible and nontaxable items		12.0		8.1		8.4
Other		1.4		1.6		3.0
Provision for income taxes		$ 68.6		$ 94.8		$ 86.2

[1]	Excludes non-deductible charges and other items which are broken out separately in the statutory rate reconciliation presented. Also includes the impact of certain valuation allowances.
[2]	Includes impact of items relating to entities retained by Covidien in connection with the Separation.
[3]	Due to the December 31, 2011 tax law expiration, fiscal 2012 includes U.S. Research Credits for only the three months ended December 31, 2011. During fiscal 2013, the legislation was extended, with a retroactive effective date of January 1, 2012. As such, fiscal 2013 includes approximately $2.3 million of credit related to the period January 1, 2012 through September 28, 2012.